GS Mortgage Securities Corp ABS-15G

Exhibit 99.2 - Schedule 6

GS Loan Number	Account Number	Field ID	Original Field Value	Audit Value	Match
XXXXXXX	XXXX	Sales_Price	$XXXX	$XXXX	FALSE
XXXXXXX	XXXX	Original_Collateral_Value_Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
XXXXXXX	XXXX	Sales_Price	$XXXX	$XXXX	FALSE